INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 5,426,000
United States Federal tax rate	34.00%
Net deferred tax assets	100.00%	100.00%
Change in valuation allowance	$ 774,369	$ 627,450
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards expiration dates	Dec. 31, 2036
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards expiration dates	Jan. 01, 2033